Property, Plant, & Equipment	12 Months Ended
Dec. 31, 2019
Successor [Member]
Property, Plant, & Equipment

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	December 31, 2019	December 31, 2018
Buildings and leasehold improvements	5 to 25	$36,853	$21,572
Drilling rigs, plant and equipment	3 to 15	411,984	278,249
Furniture and fixtures	5	3,720	1,348
Office equipment and tools	3 to 6	35,991	31,568
Vehicles and cranes	5 to 8	12,292	4,179
Less: Accumulated depreciation		(104,689)	(32,522)
Land		5,104	5,104
Capital work in progress		18,052	19,229
Total		$419,307	$328,727

The Drilling rigs, plant and equipment balance as of December 31, 2019 included $29.5 million of hydraulic fracturing equipment under capital lease. Accumulated depreciation for the hydraulic fracturing equipment under capital leases was $5.2 million as of December 31, 2019.

The Company recorded depreciation expense of $72.2 million, $33.0 million, $17.3 million and $37.8 million, in the 2019 Successor Period, 2018 Successor Period, 2018 Predecessor Period, and 2017 Predecessor Period, respectively, in the Consolidated Statement of Operations.